October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• BlackRock U.S. Carbon Transition Readiness ETF | LCTU | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise Inc.(a)	172	$125,944
Carpenter Technology Corp.	6,361	2,009,440
General Electric Co.	40,772	12,596,509
Hexcel Corp.	4,212	300,737
L3Harris Technologies Inc.	9,713	2,808,028
Rocket Lab Corp.(a)	8,957	564,112
RTX Corp.	67,270	12,007,695
Spirit AeroSystems Holdings Inc., Class A(a)	45,190	1,658,021
		32,070,486
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	29,771	4,584,436
Expeditors International of Washington Inc.	23,523	2,867,454
		7,451,890
Automobile Components — 0.1%
BorgWarner Inc.	23,082	991,603
Automobiles — 2.2%
Lucid Group Inc., Class A(a)(b)	14,188	251,837
Rivian Automotive Inc., Class A(a)	32,489	440,876
Tesla Inc.(a)	67,309	30,730,597
		31,423,310
Banks — 3.4%
Bank of America Corp.	185,824	9,932,293
Citigroup Inc.	1,906	192,944
East West Bancorp. Inc.	2,114	214,782
Fifth Third Bancorp	11,470	477,381
FNB Corp.	60,580	952,318
JPMorgan Chase & Co.	59,903	18,637,021
KeyCorp	533,369	9,381,961
Pinnacle Financial Partners Inc.	4	341
Popular Inc.	1,132	126,184
U.S. Bancorp	101,796	4,751,837
Wells Fargo & Co.	43,879	3,816,157
		48,483,219
Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	10	272
Coca-Cola Co. (The)	62,835	4,329,331
Keurig Dr Pepper Inc.	6,909	187,648
Monster Beverage Corp.(a)	12,708	849,276
PepsiCo Inc.	73,740	10,772,677
		16,139,204
Biotechnology — 2.3%
AbbVie Inc.	46,598	10,160,228
Alnylam Pharmaceuticals Inc.(a)	4,332	1,975,565
Amgen Inc.	15,921	4,751,304
Biogen Inc.(a)	5,685	877,025
Gilead Sciences Inc.	75,317	9,022,224
Natera Inc.(a)	11,482	2,284,114
Regeneron Pharmaceuticals Inc.	1,835	1,196,053
Vertex Pharmaceuticals Inc.(a)	6,698	2,850,468
		33,116,981
Broadline Retail — 3.7%
Amazon.com Inc.(a)	183,353	44,778,470
Coupang Inc.(a)	19,482	622,839
eBay Inc.	60,268	4,900,391
Etsy Inc.(a)	29,760	1,845,120
		52,146,820
Building Products — 0.4%
Fortune Brands Innovations Inc.	6	305
Security	Shares	Value
Building Products (continued)
Johnson Controls International PLC	8,092	$925,644
Trane Technologies PLC	8,915	3,999,714
		4,925,663
Capital Markets — 3.5%
Ameriprise Financial Inc.	3,123	1,414,001
Ares Management Corp., Class A	22,565	3,355,641
Bank of New York Mellon Corp. (The)	22,180	2,393,887
Brookfield Asset Management Ltd., Class A(b)	11,876	642,017
Carlyle Group Inc. (The)	16,696	890,231
Coinbase Global Inc., Class A(a)	2,295	788,975
Goldman Sachs Group Inc. (The)	19,377	15,295,623
Interactive Brokers Group Inc., Class A	24,438	1,719,458
KKR & Co. Inc.	24,876	2,943,577
LPL Financial Holdings Inc.	5,512	2,079,733
MarketAxess Holdings Inc.	2	320
Moody's Corp.	1,231	591,249
Nasdaq Inc.	77,904	6,660,013
Robinhood Markets Inc., Class A(a)	20,644	3,030,126
S&P Global Inc.	15,678	7,638,478
XP Inc., Class A	29,293	533,718
		49,977,047
Chemicals — 1.1%
Albemarle Corp.	10,784	1,059,312
Ecolab Inc.	56,390	14,458,396
FMC Corp.	29,127	441,857
Solstice Advanced Materials Inc.(a)	5,088	229,316
		16,188,881
Commercial Services & Supplies — 0.3%
Republic Services Inc., Class A	3,723	775,277
Veralto Corp.	29,854	2,945,993
		3,721,270
Communications Equipment — 1.1%
Arista Networks Inc.(a)	23,489	3,703,981
Cisco Systems Inc.	149,257	10,912,179
Motorola Solutions Inc.	2,058	837,009
		15,453,169
Construction & Engineering — 0.6%
AECOM	55,884	7,508,015
MasTec Inc.(a)	1,929	393,825
Quanta Services Inc.(b)	329	147,764
		8,049,604
Construction Materials — 0.5%
CRH PLC	63,938	7,615,016
Consumer Finance — 0.8%
American Express Co.	2,073	747,793
Capital One Financial Corp.	46,665	10,265,834
		11,013,627
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores Inc.	1,338	686,648
Costco Wholesale Corp.	8,816	8,035,343
Sysco Corp.	49,694	3,691,271
Target Corp.	41,283	3,827,760
U.S. Foods Holding Corp.(a)	16,315	1,184,795
Walmart Inc.	43,910	4,442,814
Walgreens Boots Alliance Inc., NVS(c)	52,055	27,589
		21,896,220
Containers & Packaging — 0.3%
Avery Dennison Corp.	20,194	3,531,729

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Distributors — 0.0%
Genuine Parts Co.	4,879	$621,145
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent Inc.(a)	12	453
Liberty Global Ltd., Class A(a)	19,290	212,190
Verizon Communications Inc.	82,276	3,269,648
		3,482,291
Electric Utilities — 1.5%
Constellation Energy Corp.	5,490	2,069,730
Edison International	23,763	1,315,995
Eversource Energy	142,569	10,523,018
NextEra Energy Inc.	53,399	4,346,678
NRG Energy Inc.	6,012	1,033,222
PG&E Corp.	127,160	2,029,474
		21,318,117
Electrical Equipment — 1.2%
Eaton Corp. PLC	20,208	7,710,564
Emerson Electric Co.	9,458	1,320,053
GE Vernova Inc.	6,254	3,659,466
Hubbell Inc., Class B	9,422	4,428,340
		17,118,423
Electronic Equipment, Instruments & Components — 0.6%
Flex Ltd.(a)	68,869	4,305,690
Trimble Inc.(a)	35,887	2,861,988
Zebra Technologies Corp., Class A(a)	5,086	1,369,406
		8,537,084
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	184,432	8,928,353
Schlumberger NV	19,685	709,841
TechnipFMC PLC	97,213	4,019,758
		13,657,952
Entertainment — 2.1%
Electronic Arts Inc.	1,284	256,877
Liberty Media Corp-Liberty Live, Class A(a)	2,897	254,183
Live Nation Entertainment Inc.(a)(b)	43,720	6,537,452
Netflix Inc.(a)	14,925	16,698,985
ROBLOX Corp., Class A(a)	13,475	1,532,377
Roku Inc.(a)	3,535	375,169
Spotify Technology SA(a)	1,765	1,156,640
Walt Disney Co. (The)	16,133	1,816,898
Warner Bros Discovery Inc.(a)	23,186	520,526
		29,149,107
Financial Services — 3.6%
Affirm Holdings Inc.(a)	2,577	185,235
Apollo Global Management Inc.	14,293	1,776,763
Berkshire Hathaway Inc., Class B(a)	45,982	21,958,244
Block Inc.(a)	27,147	2,061,543
Fiserv Inc.(a)	5,959	397,406
Mastercard Inc., Class A	36,143	19,950,575
PayPal Holdings Inc.(a)	13,739	951,700
Toast Inc., Class A(a)	10,701	386,734
Visa Inc., Class A	11,241	3,830,258
		51,498,458
Food Products — 0.7%
Bunge Global SA	11,911	1,126,780
Hershey Co. (The)	2,889	490,061
Ingredion Inc.	2	231
McCormick & Co. Inc./MD, NVS	64,394	4,131,519
Mondelez International Inc., Class A	60,204	3,459,322
		9,207,913
Security	Shares	Value
Ground Transportation — 0.7%
JB Hunt Transport Services Inc.	8,107	$1,368,948
Norfolk Southern Corp.	1,070	303,217
Uber Technologies Inc.(a)	78,302	7,556,143
		9,228,308
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	58,262	7,202,349
Becton Dickinson & Co.	14,833	2,650,805
Dentsply Sirona Inc.	134,662	1,698,088
Edwards Lifesciences Corp.(a)	42,777	3,526,964
Hologic Inc.(a)	49,557	3,662,758
Insulet Corp.(a)	3,001	939,343
Intuitive Surgical Inc.(a)	4,192	2,239,702
Masimo Corp.(a)	1,456	204,786
Medtronic PLC	13,407	1,216,015
ResMed Inc.	7,013	1,731,369
		25,072,179
Health Care Providers & Services — 1.5%
Cencora Inc.	9,159	3,094,002
Cigna Group (The)	1,277	312,111
CVS Health Corp.	38,096	2,977,202
DaVita Inc.(a)	3,220	383,244
Elevance Health Inc.	10,028	3,180,882
Humana Inc.	14,056	3,910,239
McKesson Corp.	1,896	1,538,301
UnitedHealth Group Inc.	17,635	6,023,411
		21,419,392
Health Care REITs — 0.1%
Healthpeak Properties Inc.	43,495	780,735
Health Care Technology — 0.3%
Veeva Systems Inc., Class A(a)	14,440	4,204,928
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings Inc.	1,270	6,448,730
Chipotle Mexican Grill Inc., Class A(a)	54,914	1,740,225
DoorDash Inc., Class A(a)	4,181	1,063,521
Expedia Group Inc.	9,988	2,197,360
Flutter Entertainment PLC, Class DI(a)(b)	2,312	537,748
Las Vegas Sands Corp.	48,641	2,886,843
McDonald's Corp.	3,855	1,150,448
MGM Resorts International(a)	33,621	1,076,881
Restaurant Brands International Inc.	12,964	851,605
Royal Caribbean Cruises Ltd.	10,561	3,029,212
Starbucks Corp.	25,104	2,030,160
Wendy's Co. (The)	68,333	583,564
Yum! Brands Inc.	50,969	7,044,425
		30,640,722
Household Products — 0.9%
Church & Dwight Co. Inc.	28,447	2,494,517
Colgate-Palmolive Co.	141,838	10,928,618
		13,423,135
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp.	3,900	168,714
Industrial Conglomerates — 0.3%
Honeywell International Inc.	20,353	4,097,669
Industrial REITs — 0.6%
Prologis Inc.	71,230	8,838,931
Insurance — 1.7%
Allstate Corp. (The)	9,823	1,881,301

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
American Financial Group Inc./OH	3,656	$481,422
American International Group Inc.	2,382	188,083
Arch Capital Group Ltd.	29,363	2,534,320
Arthur J Gallagher & Co.	21,225	5,295,425
Assured Guaranty Ltd.	18,287	1,473,566
Cincinnati Financial Corp.	13,035	2,015,081
Fidelity National Financial Inc.	8,128	448,991
Hartford Insurance Group Inc. (The)	29,146	3,619,350
Kemper Corp.	28,641	1,288,559
Principal Financial Group Inc.	10,938	919,229
Reinsurance Group of America Inc.	3,638	663,789
Travelers Companies Inc. (The)	9,959	2,675,187
W R Berkley Corp.	17,102	1,220,057
		24,704,360
Interactive Media & Services — 6.6%
Alphabet Inc., Class A	116,515	32,762,853
Alphabet Inc., Class C, NVS	91,897	25,898,413
Meta Platforms Inc., Class A	54,701	35,465,393
		94,126,659
IT Services — 1.3%
Accenture PLC, Class A	33,119	8,283,062
Amdocs Ltd.	4,065	342,517
DXC Technology Co.(a)	20	284
Globant SA(a)(b)	5,852	360,366
International Business Machines Corp.	18,631	5,727,356
MongoDB Inc., Class A(a)	470	169,116
Okta Inc.(a)	25,329	2,318,363
Twilio Inc., Class A(a)	3,839	517,804
		17,718,868
Leisure Products — 0.0%
YETI Holdings Inc.(a)	12	408
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	30,091	4,404,119
Illumina Inc.(a)	24,394	3,013,635
Thermo Fisher Scientific Inc.	4,537	2,574,248
Waters Corp.(a)	9,700	3,391,120
		13,383,122
Machinery — 1.4%
Caterpillar Inc.	7,796	4,500,319
Cummins Inc.	4,170	1,825,126
Deere & Co.	12,105	5,588,031
IDEX Corp.	2	343
Oshkosh Corp.	19,364	2,387,387
PACCAR Inc.	32,338	3,182,059
Stanley Black & Decker Inc.	14,080	953,498
Xylem Inc./New York	9,691	1,461,887
		19,898,650
Media — 0.1%
Interpublic Group of Companies Inc. (The)	79,893	2,050,054
Metals & Mining — 0.2%
Anglogold Ashanti PLC	11,108	755,344
Freeport-McMoRan Inc.	6,628	276,388
Newmont Corp.	15,470	1,252,606
Southern Copper Corp.	3,025	419,870
		2,704,208
Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	22	220
Security	Shares	Value
Multi-Utilities — 1.0%
NiSource Inc.	29,427	$1,239,171
Public Service Enterprise Group Inc.	117,633	9,476,514
Sempra	32,823	3,017,747
		13,733,432
Office REITs — 0.2%
BXP Inc.	24,562	1,748,569
Kilroy Realty Corp.	15,531	656,185
		2,404,754
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	33,394	5,266,902
ConocoPhillips	16,458	1,462,458
Exxon Mobil Corp.	62,025	7,093,179
Marathon Petroleum Corp.	15,420	3,005,512
ONEOK Inc.	71,846	4,813,682
Texas Pacific Land Corp.	188	177,355
Valero Energy Corp.	10,833	1,836,844
		23,655,932
Passenger Airlines — 0.2%
American Airlines Group Inc.(a)	111,212	1,460,214
United Airlines Holdings Inc.(a)	11,605	1,091,334
		2,551,548
Personal Care Products — 0.1%
Coty Inc., Class A(a)	32,548	129,215
Estee Lauder Companies Inc. (The), Class A	16,530	1,598,286
		1,727,501
Pharmaceuticals — 2.2%
Eli Lilly & Co.	19,659	16,962,965
Johnson & Johnson	25,445	4,805,797
Merck & Co. Inc.	29,545	2,540,279
Pfizer Inc.	286,585	7,064,320
		31,373,361
Professional Services — 0.7%
Automatic Data Processing Inc.	8,460	2,202,138
Booz Allen Hamilton Holding Corp., Class A	9,972	869,159
Jacobs Solutions Inc., NVS	35,295	5,499,314
KBR Inc.	7,488	320,786
Leidos Holdings Inc.	1,055	200,946
Parsons Corp.(a)	11,137	925,930
		10,018,273
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	31,225	4,759,627
Retail REITs — 0.1%
Regency Centers Corp.	10,216	704,393
Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices Inc.(a)	43,358	11,104,851
Analog Devices Inc.	29,246	6,847,366
Applied Materials Inc.	18,628	4,342,187
Broadcom Inc.	99,830	36,900,163
Enphase Energy Inc.(a)	18,853	575,205
First Solar Inc.(a)	2,758	736,221
Intel Corp.(a)	100,510	4,019,395
KLA Corp.	4,053	4,899,023
Lam Research Corp.	42,929	6,759,600
Lattice Semiconductor Corp.(a)	2,313	168,756
Marvell Technology Inc.	11,243	1,053,919
Micron Technology Inc.	17,137	3,834,746
Monolithic Power Systems Inc.	785	788,925
Nvidia Corp.	554,938	112,369,396

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Qualcomm Inc.	14,125	$2,555,213
		196,954,966
Software — 11.0%
Adobe Inc.(a)	15,989	5,441,216
AppLovin Corp., Class A(a)	3,939	2,510,443
Atlassian Corp., Class A(a)	6,315	1,069,887
Autodesk Inc.(a)	42,842	12,910,008
Cadence Design Systems Inc.(a)	8,559	2,898,848
Crowdstrike Holdings Inc., Class A(a)	7,926	4,303,897
DocuSign Inc., Class A(a)	24,283	1,776,059
Fortinet Inc.(a)	17,295	1,494,807
Gen Digital Inc.	168,216	4,434,174
HubSpot Inc.(a)	1,812	891,359
Intuit Inc.	6,996	4,670,180
Microsoft Corp.	140,422	72,711,916
Nutanix Inc., Class A(a)	2,503	178,314
Oracle Corp.	33,857	8,891,187
Palantir Technologies Inc., Class A(a)	42,392	8,498,324
Palo Alto Networks Inc.(a)	33,804	7,444,993
Salesforce Inc.	20,514	5,342,051
ServiceNow Inc.(a)	5,963	5,481,667
Strategy Inc., Class A(a)(b)	646	174,103
Synopsys Inc.(a)	3,931	1,783,966
Workday Inc., Class A(a)	5,889	1,412,889
Zscaler Inc.(a)	5,645	1,869,285
		156,189,573
Specialized REITs — 1.0%
VICI Properties Inc., Class A	468,850	14,060,812
Specialty Retail — 1.7%
Best Buy Co. Inc.	31,709	2,604,577
GameStop Corp., Class A(a)(b)	19,045	424,513
Gap Inc. (The)	10,526	240,519
Home Depot Inc. (The)	16,691	6,335,737
Lithia Motors Inc., Class A	609	191,275
Penske Automotive Group Inc.	1,176	188,242
TJX Companies Inc. (The)	70,673	9,904,114
Ulta Beauty Inc.(a)	2,386	1,240,434
Wayfair Inc., Class A(a)(b)	6,784	702,212
Williams-Sonoma Inc.	7,858	1,527,124
		23,358,747
Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	349,805	94,576,778
Hewlett Packard Enterprise Co.	35,318	862,465
HP Inc.	8,751	242,140
Super Micro Computer Inc.(a)	9,678	502,869
		96,184,252
Textiles, Apparel & Luxury Goods — 0.5%
Nike Inc., Class B	39,529	2,553,178
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., Class A	5,493	$1,755,892
Tapestry Inc.	29,740	3,266,047
		7,575,117
Trading Companies & Distributors — 0.3%
Air Lease Corp., Class A	4,829	308,380
Ferguson Enterprises Inc.	980	243,530
WW Grainger Inc.	4,154	4,066,766
		4,618,676
Wireless Telecommunication Services — 0.5%
T-Mobile U.S. Inc.	34,376	7,220,679
Total Common Stocks — 99.4% (Cost: $999,990,652)		1,408,339,134
Warrants
Specialty Retail — 0.0%
GameStop Corp., (Issued 09/10/25, Exercisable 09/10/26, 1 Share for 1 Warrant, Expires 10/30/26, Strike Price USD 32.00)(a)	1,894	5,682
Total Warrants — 0.0% (Cost: $—)		5,682
Total Long-Term Investments — 99.4% (Cost: $999,990,652)		1,408,344,816
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	8,479,458	8,483,698
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	7,940,000	7,940,000
Total Short-Term Securities — 1.1% (Cost: $16,423,309)		16,423,698
Total Investments — 100.5% (Cost: $1,016,413,961)		1,424,768,514
Liabilities in Excess of Other Assets — (0.5)%		(7,784,960)
Net Assets — 100.0%		$1,416,983,554

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,274,700	$5,208,281 (a)	$—	$467	$250	$8,483,698	8,479,458	$16,274 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,480,000	1,460,000 (a)	—	—	—	7,940,000	7,940,000	65,278	—
				$467	$250	$16,423,698		$81,552	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	19	12/19/25	$6,530	$165,901
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,408,311,545	$—	$27,589	$1,408,339,134
Warrants	5,682	—	—	5,682

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$16,423,698	$—	$—	$16,423,698
	$1,424,740,925	$—	$27,589	$1,424,768,514
Derivative Financial Instruments(a)
Assets
Equity Contracts	$165,901	$—	$—	$165,901

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares